Document And Entity Information	12 Months Ended
Dec. 31, 2019 shares
Document and Entity Information [Abstract]
Document Type	40-F/A
Amendment Flag	false
Document Period End Date	Dec. 31, 2019
Document Fiscal Year Focus	2019
Document Fiscal Period Focus	FY
Entity Registrant Name	New Gold Inc. /FI
Entity Central Index Key	0000800166
Current Fiscal Year End Date	--12-31
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Trading Symbol	NGD
Entity Common Stock, Shares Outstanding	579,115,291
Entity Emerging Growth Company	false